Schedule of Investments (unaudited)
August 31, 2023
BlackRock International Dividend Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Canada — 1.7%
TELUS Corp.	718,906	$ 12,625,547
China — 1.5%
Yum China Holdings, Inc.	201,282	10,806,831
Denmark — 3.3%
Novo Nordisk A/S, Class B	133,690	24,659,620
France — 12.7%
Air Liquide SA	123,759	22,360,305
EssilorLuxottica SA	75,269	14,147,317
Kering SA	30,935	16,541,868
LVMH Moet Hennessy Louis Vuitton SE	21,125	17,864,517
Sanofi	215,999	23,004,751
		93,918,758
Germany — 5.0%
MTU Aero Engines AG, Class N	80,015	18,677,142
Symrise AG	170,671	17,791,584
		36,468,726
India — 3.0%
AceVector Ltd. (Acquired 05/07/14 - 10/29/14, cost $7,423,816)(a)(b)(c)	1,595,200	1,219,722
HDFC Bank Ltd.	1,119,316	21,195,345
		22,415,067
Indonesia — 2.0%
Bank Rakyat Indonesia Persero Tbk PT	39,990,200	14,568,274
Italy — 2.9%
FinecoBank Banca Fineco SpA	1,574,280	21,516,359
Japan — 6.2%
KDDI Corp.	372,100	11,061,578
Keyence Corp.	35,400	14,697,082
Sony Group Corp.	236,000	19,633,433
		45,392,093
Mexico — 2.6%
Wal-Mart de Mexico SAB de CV	4,912,925	19,368,747
Netherlands — 9.4%
ASML Holding NV	21,940	14,426,168
Heineken NV	112,957	10,980,599
Koninklijke KPN NV	6,127,055	21,440,985
Shell PLC	717,771	22,232,667
		69,080,419
Singapore — 3.7%
DBS Group Holdings Ltd.	578,020	14,227,178
United Overseas Bank Ltd.	624,671	13,122,693
		27,349,871
Spain — 2.0%
Industria de Diseno Textil SA	392,859	15,050,959
Security	Shares	Value
Sweden — 2.0%
Atlas Copco AB, A Shares	1,117,926	$ 14,780,346
Switzerland — 7.1%
Lonza Group AG, Registered Shares	42,018	23,176,762
Nestlé SA, Registered Shares	121,081	14,558,709
Zurich Insurance Group AG, Class N	30,806	14,444,724
		52,180,195
Taiwan — 7.2%
MediaTek, Inc.	888,000	19,583,468
Taiwan Semiconductor Manufacturing Co. Ltd.	1,954,000	33,575,500
		53,158,968
United Kingdom — 14.9%
AstraZeneca PLC	158,123	21,239,513
BAE Systems PLC	1,533,895	19,523,065
Ferguson PLC	116,349	18,876,812
Prudential PLC	1,686,291	20,537,449
RELX PLC	681,080	22,171,012
Smith & Nephew PLC	526,536	7,105,621
		109,453,472
United States — 9.2%
Baker Hughes Co., Class A	735,328	26,611,520
Otis Worldwide Corp.	266,057	22,761,177
Visa, Inc., Class A	74,428	18,285,471
		67,658,168
Total Long-Term Investments — 96.4% (Cost: $673,293,797)		710,452,420
Short-Term Securities
Money Market Funds — 3.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(d)(e)	24,876,459	24,876,459
Total Short-Term Securities — 3.4% (Cost: $24,876,459)		24,876,459
Total Investments — 99.8% (Cost: $698,170,256)		735,328,879
Other Assets Less Liabilities — 0.2%		1,421,251
Net Assets — 100.0%		$ 736,750,130
(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,219,722, representing 0.2% of its net assets as of period end, and an original cost of $7,423,816.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock International Dividend Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 25,743,453	$ —	$ (866,994)(a)	$ —	$ —	$ 24,876,459	24,876,459	$ 252,797	$ —
(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 12,625,547	$ —	$ —	$ 12,625,547
China	10,806,831	—	—	10,806,831
Denmark	—	24,659,620	—	24,659,620
France	—	93,918,758	—	93,918,758
Germany	—	36,468,726	—	36,468,726
India	—	21,195,345	1,219,722	22,415,067
Indonesia	—	14,568,274	—	14,568,274
Italy	—	21,516,359	—	21,516,359
Japan	—	45,392,093	—	45,392,093
Mexico	19,368,747	—	—	19,368,747
Netherlands	—	69,080,419	—	69,080,419
Singapore	—	27,349,871	—	27,349,871
Spain	—	15,050,959	—	15,050,959
Sweden	—	14,780,346	—	14,780,346
Switzerland	—	52,180,195	—	52,180,195
Taiwan	—	53,158,968	—	53,158,968
United Kingdom	—	109,453,472	—	109,453,472
United States	67,658,168	—	—	67,658,168

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock International Dividend Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 24,876,459	$ —	$ —	$ 24,876,459
	$ 135,335,752	$ 598,773,405	$ 1,219,722	$ 735,328,879
3